Revision of Prior Period Financial Statements (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Revision Of Prior Period Financial Statements [Abstract]
Schedule of impact of these adjustments on consolidated financial statements
	December 31, 2019
	Previously Reported	Non-controlling Interest Adjustment	Revised (1)
Inventory, net (2)	$340,000	$768,633	$1,108,633
Accounts receivable, net (2)	$-	$113,599	$113,599
Total current assets	$3,933,047	$882,232	$4,815,279
Goodwill	$5,855,748	$(1,192,234)	$4,663,514
Total assets	$16,070,008	$(310,002)	$15,760,006
Accounts payable and accrued expenses	$754,850	$337,386	$1,092,236
Total current liabilities	$1,558,821	$337,386	$1,896,207
Total liabilities	$2,335,588	$337,386	$2,672,974
Additional paid-in capital	$16,246,645	$647,458	$16,894,103
Non-controlling interests in consolidated variable interest entity	$1,294,846	$(1,294,846)	$-
Total shareholders’ equity	$13,734,420	$(647,388)	$13,087,032
Total liabilities and shareholders’ equity	$16,070,008	$(310,002)	$15,760,006

(1)	There was no impact to the Company’s consolidated statements of operations.
(2)	The Company does not own the VIE’s portion of this asset. Amounts relating to the VIE are accounts receivable, net of $113,599 and inventory, net of $768,633.

	December 31, 2019
	Previously Reported	Non-controlling Interest Adjustment	Revised (1)
Inventory, net (2)	$340,000	$768,633	$1,108,633
Accounts receivable, net (2)	$-	$113,599	$113,599
Total current assets	$3,933,047	$882,232	$4,815,279
Goodwill	$5,855,748	$(1,192,234)	$4,663,514
Total assets	$16,070,008	$(310,002)	$15,760,006
Accounts payable and accrued expenses	$754,850	$337,386	$1,092,236
Total current liabilities	$1,558,821	$337,386	$1,896,207
Total liabilities	$2,335,588	$337,386	$2,672,974
Additional paid-in capital	$16,246,645	$647,458	$16,894,103
Non-controlling interests in consolidated variable interest entity	$1,294,846	$(1,294,846)	$-
Total shareholders’ equity	$13,734,420	$(647,388)	$13,087,032
Total liabilities and shareholders’ equity	$16,070,008	$(310,002)	$15,760,006

(1)	There was no impact to the Company’s consolidated statements of operations.
(2)	The Company does not own the VIE’s portion of this asset. Amounts relating to the VIE are accounts receivable, net of $113,599 and inventory, net of $768,633.